Quarterly Report
November 30, 2019
MFS®  Diversified Income Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 41.8%
Airlines – 0.3%
Air Canada (a)	298,692	$11,254,637
Automotive – 0.5%
Copart, Inc. (a)	22,519	$2,004,191
Magna International, Inc.	313,509	17,272,144
		$19,276,335
Biotechnology – 0.1%
Biogen, Inc. (a)	14,635	$4,387,719
Brokerage & Asset Managers – 0.1%
Invesco Ltd.	199,222	$3,498,338
Business Services – 1.3%
Equinix, Inc., REIT	89,637	$50,810,733
Computer Software – 0.2%
Adobe Systems, Inc. (a)	20,840	$6,450,605
Microsoft Corp.	22,383	3,388,339
		$9,838,944
Computer Software - Systems – 0.6%
Hitachi Ltd.	439,900	$17,281,714
Hon Hai Precision Industry Co. Ltd.	1,965,000	5,699,759
		$22,981,473
Construction – 4.1%
American Homes 4 Rent, “A”, REIT	1,574,794	$42,062,748
AvalonBay Communities, Inc., REIT	262,413	56,263,971
ICA Tenedora S.A. de C.V. (a)	560,019	988,973
Mid-America Apartment Communities, Inc., REIT	403,940	54,980,273
Toll Brothers, Inc.	245,574	9,864,708
		$164,160,673
Consumer Products – 0.5%
Kimberly-Clark Corp.	148,061	$20,186,637
Containers – 0.1%
Amcor PLC	437,481	$4,488,555
Electrical Equipment – 0.6%
Schneider Electric SE	239,641	$23,127,494
Electronics – 0.9%
Samsung Electronics Co. Ltd.	129,273	$5,505,170
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	599,285	31,816,041
		$37,321,211
Energy - Independent – 0.2%
Frontera Energy Corp.	72,682	$515,444
Marathon Petroleum Corp.	37,678	2,284,794
Valero Energy Corp.	37,660	3,596,153
		$6,396,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 1.1%
BP PLC	842,505	$5,232,518
China Petroleum & Chemical Corp.	20,002,000	11,217,197
Eni S.p.A.	716,570	10,826,451
Exxon Mobil Corp.	80,306	5,471,248
Galp Energia SGPS S.A.	414,722	6,750,686
LUKOIL PJSC, ADR	55,315	5,274,838
		$44,772,938
Food & Beverages – 0.7%
General Mills, Inc.	297,668	$15,871,658
J.M. Smucker Co.	61,081	6,419,002
PepsiCo, Inc.	30,051	4,081,827
		$26,372,487
Food & Drug Stores – 0.1%
Wesfarmers Ltd.	99,476	$2,850,889
Insurance – 1.1%
BB Seguridade Participacoes S.A.	129,100	$1,045,958
Manulife Financial Corp.	280,436	5,516,670
MetLife, Inc.	184,652	9,215,981
Prudential Financial, Inc.	46,896	4,390,404
Samsung Fire & Marine Insurance Co. Ltd.	14,342	2,823,109
Zurich Insurance Group AG	48,289	18,943,775
		$41,935,897
Machinery & Tools – 0.5%
AGCO Corp.	37,857	$2,957,767
Eaton Corp. PLC	178,443	16,505,978
PT United Tractors Tbk	1,277,700	1,895,489
		$21,359,234
Major Banks – 0.6%
ABSA Group Ltd.	728,207	$7,315,852
China Construction Bank Corp.	14,880,000	11,842,336
Royal Bank of Canada	75,705	6,188,884
		$25,347,072
Medical & Health Technology & Services – 0.5%
HCA Healthcare, Inc.	109,958	$15,246,776
McKesson Corp.	33,589	4,858,313
		$20,105,089
Metals & Mining – 0.2%
MMC Norilsk Nickel PJSC, ADR	52,414	$1,375,868
POSCO	9,866	1,925,338
Rio Tinto PLC	95,547	5,192,033
		$8,493,239
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	253,294	$6,666,698
EQM Midstream Partners LP	150,151	3,478,999
		$10,145,697
Other Banks & Diversified Financials – 0.8%
Citigroup, Inc.	206,667	$15,524,825
DBS Group Holdings Ltd.	639,800	11,811,764
Komercni Banka A.S.	23,706	811,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Sberbank of Russia, ADR	228,865	$3,348,295
		$31,496,692
Pharmaceuticals – 2.7%
AbbVie, Inc.	51,044	$4,478,090
Bayer AG	216,410	16,379,378
Bristol-Myers Squibb Co.	169,052	9,625,821
Eli Lilly & Co.	123,495	14,492,138
Novartis AG	242,685	22,341,581
Pfizer, Inc.	297,283	11,451,341
Roche Holding AG	100,453	30,959,615
		$109,727,964
Real Estate – 19.0%
Alexandria Real Estate Equities, Inc., REIT	353,357	$57,427,580
Boardwalk, REIT	593,452	21,682,019
Brixmor Property Group, Inc., REIT	2,025,073	44,430,102
Daiwa House Industry Co. Ltd.	161,100	4,929,185
Equity Lifestyle Properties, Inc., REIT	704,632	52,199,139
Extra Space Storage, Inc., REIT	232,549	24,661,821
Farmland Partners, Inc., REIT	719,047	4,796,043
Industrial Logistics Properties Trust, REIT	621,483	13,448,892
Longfor Properties Co. Ltd.	540,000	2,210,895
Medical Properties Trust, Inc., REIT	1,259,702	26,151,413
Prologis, Inc., REIT	735,725	67,355,624
Public Storage, Inc., REIT	315,941	66,562,450
Rexford Industrial Realty, Inc., REIT	312,787	14,969,986
Simon Property Group, Inc., REIT	332,358	50,255,853
STAG Industrial, Inc., REIT	962,174	29,817,772
STORE Capital Corp., REIT	1,354,632	55,147,069
Sun Communities, Inc., REIT	321,817	53,006,478
Unibail-Rodamco-Westfield, REIT	46,882	7,329,121
Urban Edge Properties, REIT	1,859,703	38,551,643
VICI Properties, Inc., REIT	1,593,052	39,396,176
W.P. Carey, Inc., REIT	349,256	29,134,935
Welltower, Inc., REIT	674,338	57,028,765
		$760,492,961
Restaurants – 0.5%
Greggs PLC	193,319	$5,205,606
Starbucks Corp.	136,885	11,694,086
U.S. Foods Holding Corp. (a)	65,835	2,618,258
		$19,517,950
Specialty Chemicals – 0.3%
PTT Global Chemical PLC	5,653,400	$10,056,102
Specialty Stores – 0.5%
Target Corp.	173,561	$21,696,861
Telecommunications - Wireless – 1.5%
Advanced Info Service Public Co. Ltd.	477,200	$3,347,941
American Tower Corp., REIT	107,931	23,100,472
KDDI Corp.	719,500	20,634,146
Vodafone Group PLC	6,695,173	13,279,752
		$60,362,311

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.3%
Koninklijke KPN N.V.	1,034,452	$3,186,477
TELUS Corp.	184,845	6,981,611
TELUS Corp.	65,000	2,453,750
		$12,621,838
Tobacco – 0.8%
Imperial Brands PLC	194,091	$4,275,502
Japan Tobacco, Inc.	735,300	16,757,625
Philip Morris International, Inc.	155,206	12,871,234
		$33,904,361
Utilities - Electric Power – 0.8%
Exelon Corp.	376,192	$16,702,925
Iberdrola S.A.	683,045	6,718,415
Xcel Energy, Inc.	119,298	7,335,634
		$30,756,974
Total Common Stocks		$1,669,745,696
Bonds – 38.1%
Asset-Backed & Securitized – 1.2%
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 2.89% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	$1,474,950	$1,473,981
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,265,713	1,280,053
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	2,422,555	2,465,683
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	2,963,523
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,691,532
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,931,807
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	61,928
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	2,619,531	2,628,953
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.021% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	2,267,245	2,250,141
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,844,786
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	2,170,000	2,173,184
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,990,294
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.401% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,241,920
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.466% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,363,953
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	750,785
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.034%, 12/15/2051 (i)	10,084,105	644,435
Neuberger Berman CLO Ltd., FLR, 2.801% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	990,000	989,306
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.201% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,024,523
TICP CLO Ltd., FLR, 2.806% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	3,317,451	3,298,681
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,609,112
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,607,894
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,309,545
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,682,714
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.124%, 1/15/2052 (i)(n)	5,946,875	421,413
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,335,874	3,474,730
		$47,174,876
Automotive – 0.1%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$1,689,000	$1,702,339
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	1,474,000	1,487,739
		$3,190,078
Brokerage & Asset Managers – 0.0%
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)	$1,814,000	$1,795,860
Business Services – 0.0%
Tencent Holdings Ltd., 3.595%, 1/19/2028	$1,852,000	$1,927,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.1%
Cable Onda S.A., 4.5%, 1/30/2030 (n)	$1,284,000	$1,309,680
VTR Finance B.V., 6.875%, 1/15/2024 (n)	3,818,000	3,908,677
		$5,218,357
Chemicals – 0.1%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$370,000	$349,650
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	1,365,000	1,289,925
Sherwin Williams Co., 2.75%, 6/01/2022	704,000	715,153
Sociedad Quimica y Minera de Chile S.A., 4.25%, 5/07/2029 (n)	2,014,000	2,113,300
		$4,468,028
Conglomerates – 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$5,300,000	$5,366,250
United Technologies Corp., 3.95%, 8/16/2025	1,000,000	1,087,109
		$6,453,359
Construction – 0.0%
Sunac China Holdings Ltd., 7.95%, 10/11/2023	$1,721,000	$1,759,741
Consumer Products – 0.0%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,734,000	$1,768,656
Consumer Services – 0.1%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027	$3,224,000	$3,348,079
Conservation Fund, 3.474%, 12/15/2029	1,031,000	1,039,126
		$4,387,205
Containers – 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)	$2,724,000	$2,778,480
San Miguel Industrias PET S.A., 4.5%, 9/18/2022	1,606,000	1,638,120
		$4,416,600
Emerging Market Quasi-Sovereign – 3.9%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)	$802,000	$856,616
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029	2,045,000	2,184,264
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	2,593,000	2,963,021
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)	2,833,000	3,502,296
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048	800,000	989,000
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	281,000	323,855
Autoridad del Canal de Panama, 4.95%, 7/29/2035	1,220,000	1,406,062
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023	1,500,000	1,567,500
Banco do Brasil S.A. (Cayman Branch), 9.25%, 4/15/2023	433,000	488,749
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025	2,728,000	2,823,480
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025	1,026,000	1,077,238
CDBL Funding 1 (People's Republic of China), 4.25%, 12/02/2024	854,000	901,720
China Construction Bank Corp., 4.25%, 2/27/2029	1,764,000	1,852,581
Development Bank of Kazakhstan, 4.125%, 12/10/2022	1,663,000	1,721,621
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	1,694,000	1,906,614
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)	2,469,000	2,583,554
Empresas Publicas de Medellin, 4.25%, 7/18/2029 (n)	1,537,000	1,583,110
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	3,292,000	3,500,265
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)	2,885,000	3,048,983
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028	1,926,000	2,046,568
Export-Import Bank of India, 3.875%, 2/01/2028 (n)	10,026,000	10,571,105
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	1,259,000	1,308,114
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025	1,689,000	1,852,965
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	6,669,000	7,672,018
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	3,652,000	4,617,991
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	1,707,000	1,788,082

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Magyar Export-Import Bank PLC (Republic of Hungary), 4%, 1/30/2020		$2,518,000	$2,522,527
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		2,468,000	2,477,872
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		2,464,000	2,464,266
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		2,612,000	2,584,260
NTPC Ltd. (Republic of India), 7.375%, 8/10/2021	INR	120,000,000	1,666,431
NTPC Ltd. (Republic of India), 7.25%, 5/03/2022		90,000,000	1,253,307
NTPC Ltd. (Republic of India), 4.375%, 11/26/2024		$5,157,000	5,442,174
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		2,448,000	3,057,895
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		4,747,000	5,216,004
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049		3,680,000	4,208,816
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		3,128,000	3,379,804
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		379,000	434,145
Petroleos del Peru S.A., 5.625%, 6/19/2047		3,848,000	4,407,884
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		1,544,000	1,625,832
Petroleos Mexicanos, 6.84%, 1/23/2030 (n)		2,208,000	2,319,504
Petroleos Mexicanos, 6.75%, 9/21/2047		2,660,000	2,616,243
Petroleos Mexicanos, 7.69%, 1/23/2050 (n)		2,478,000	2,657,060
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		2,062,900	2,146,447
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		1,013,000	1,054,330
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)		1,120,000	1,233,858
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048 (n)		1,317,000	1,636,373
REC Ltd. (Republic of India), 3.875%, 7/07/2027		5,697,000	5,677,133
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		1,887,000	2,030,702
Saudi Arabian Oil Co., 4.25%, 4/16/2039		1,685,000	1,813,319
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		7,385,000	8,714,300
State Bank of India (London), 4.375%, 1/24/2024		1,646,000	1,732,302
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)		3,774,000	3,973,002
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		7,145,000	7,521,753
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	4,119,031
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,267,000	2,751,435
			$157,875,381
Emerging Market Sovereign – 9.6%
Abu Dhabi International Government, 2.5%, 9/30/2029 (n)		$3,323,000	$3,302,431
Abu Dhabi International Government, 3.125%, 9/30/2049 (n)		3,350,000	3,263,570
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		2,754,000	2,851,106
Arab Republic of Egypt, 6.125%, 1/31/2022		8,324,000	8,617,504
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		3,045,000	3,151,575
Arab Republic of Egypt, 5.875%, 6/11/2025		2,005,000	2,088,208
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	2,070,711
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		1,090,000	1,111,778
Arab Republic of Egypt, 6.588%, 2/21/2028		1,753,000	1,788,025
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		2,792,000	2,959,743
Arab Republic of Egypt, 7.6%, 3/01/2029		670,000	710,254
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		1,801,000	1,826,214
Arab Republic of Egypt, 8.5%, 1/31/2047		2,602,000	2,751,095
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		3,353,000	3,600,592
Dominican Republic, 6.875%, 1/29/2026		3,815,000	4,310,950
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,311,954
Dominican Republic, 6%, 7/19/2028 (n)		3,561,000	3,885,977
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		443,000	463,901
Emirate of Abu Dhabi, 4.125%, 10/11/2047 (n)		590,000	685,138
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		1,927,000	2,096,460
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,564,624
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		1,113,000	1,105,209
Federal Republic of Nigeria, 7.696%, 2/23/2038		1,937,000	1,889,931
Federal Republic of Nigeria, 9.248%, 1/21/2049		1,543,000	1,668,106
Federative Republic of Brazil, 4.5%, 5/30/2029		3,443,000	3,610,846
Federative Republic of Brazil, 5%, 1/27/2045		1,474,000	1,492,425

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Federative Republic of Brazil, 4.75%, 1/14/2050		$4,120,000	$3,977,819
Gabonese Republic, 6.375%, 12/12/2024		1,091,000	1,086,970
Government of Benin, 5.75%, 3/26/2026	EUR	1,645,000	1,872,755
Government of Jamaica, 8%, 3/15/2039		$5,375,000	7,095,000
Government of Jamaica, 7.875%, 7/28/2045		5,375,000	7,025,662
Government of Malaysia, 4.921%, 7/06/2048	MYR	8,917,000	2,458,158
Government of Oman, 6%, 8/01/2029 (n)		$1,175,000	1,181,181
Government of Romania, 2.124%, 7/16/2031 (n)	EUR	1,608,000	1,802,748
Government of Romania, 4.625%, 4/03/2049 (n)		945,000	1,292,950
Government of Ukraine, 7.75%, 9/01/2024 (n)		$2,600,000	2,745,590
Government of Ukraine, 7.75%, 9/01/2024		304,000	321,023
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,745,600
Government of Ukraine, 7.75%, 9/01/2025		5,214,000	5,505,984
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	3,626,716
Government of Ukraine, 7.75%, 9/01/2027		1,127,000	1,188,512
Government of Ukraine, 7.375%, 9/25/2032		9,757,000	9,927,689
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		4,912,000	4,482,200
Ivory Coast, 5.75%, 12/31/2032		3,540,240	3,475,737
Kingdom of Saudi Arabia, 4.5%, 4/17/2030		3,255,000	3,682,219
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		939,000	1,057,549
Oriental Republic of Uruguay, 4.375%, 1/23/2031		3,427,000	3,793,689
Oriental Republic of Uruguay, 4.125%, 11/20/2045		1,312,000	1,395,312
Oriental Republic of Uruguay, 4.975%, 4/20/2055		3,778,000	4,441,039
Republic of Angola, 8.25%, 5/09/2028 (n)		3,237,000	3,302,258
Republic of Angola, 8%, 11/26/2029 (n)		2,230,000	2,221,169
Republic of Angola, 9.125%, 11/26/2049 (n)		1,813,000	1,809,120
Republic of Argentina, 3.75%, 12/31/2038		4,325,000	1,692,156
Republic of Azerbaijan, 3.5%, 9/01/2032		3,490,000	3,441,140
Republic of Belarus, 7.625%, 6/29/2027		609,000	692,384
Republic of Colombia, 3.875%, 4/25/2027		1,350,000	1,417,500
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	3,288,177
Republic of Colombia, 5%, 6/15/2045		4,802,000	5,486,285
Republic of Costa Rica, 6.125%, 2/19/2031 (n)		2,088,000	2,112,012
Republic of Costa Rica, 7.158%, 3/12/2045		1,467,000	1,479,836
Republic of Costa Rica, 7.158%, 3/12/2045 (n)		1,504,000	1,517,160
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,663,216
Republic of Cote d'Ivoire, 5.875%, 10/17/2031 (n)		1,678,000	1,859,560
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		$2,730,000	2,673,325
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	2,193,000	2,449,079
Republic of Croatia, 5.5%, 4/04/2023		$3,155,000	3,478,387
Republic of Ecuador, 7.95%, 6/20/2024		4,731,000	3,885,334
Republic of Ecuador, 9.625%, 6/02/2027		1,350,000	1,107,000
Republic of Ecuador, 7.875%, 1/23/2028		2,257,000	1,760,460
Republic of Ecuador, 10.75%, 1/31/2029 (n)		1,323,000	1,104,718
Republic of Ecuador, 9.5%, 3/27/2030		1,960,000	1,587,600
Republic of Ecuador, 9.5%, 3/27/2030 (n)		1,251,000	1,013,310
Republic of El Salvador, 7.375%, 12/01/2019		3,276,000	3,276,000
Republic of El Salvador, 7.125%, 1/20/2050 (n)		1,293,000	1,311,361
Republic of El Salvador, 7.125%, 1/20/2050		2,745,000	2,783,979
Republic of Guatemala, 4.9%, 6/01/2030 (n)		1,887,000	1,981,350
Republic of Guatemala, 4.9%, 6/01/2030		1,385,000	1,454,250
Republic of Guatemala, 6.125%, 6/01/2050 (n)		1,700,000	1,955,000
Republic of Guatemala, 6.125%, 6/01/2050		1,325,000	1,523,750
Republic of Hungary, 5.75%, 11/22/2023		2,734,000	3,080,185
Republic of Hungary, 5.375%, 3/25/2024		7,468,000	8,405,085
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	5,441,491
Republic of Indonesia, 4.35%, 1/08/2027		7,986,000	8,677,282
Republic of Indonesia, 3.5%, 1/11/2028		1,066,000	1,106,376
Republic of Indonesia, 8.375%, 3/15/2034	IDR	72,039,000,000	5,491,256

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Indonesia, 7.5%, 5/15/2038	IDR	52,848,000,000	$3,718,244
Republic of Indonesia, 4.625%, 4/15/2043		$1,624,000	1,807,674
Republic of Kazakhstan, 1.5%, 9/30/2034 (n)	EUR	1,241,000	1,368,407
Republic of Kenya, 7%, 5/22/2027 (n)		$1,709,000	1,785,905
Republic of Kenya, 8%, 5/22/2032 (n)		2,010,000	2,117,338
Republic of Kenya, 8%, 5/22/2032		1,016,000	1,070,256
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	2,019,323
Republic of Mongolia, 5.625%, 5/01/2023		1,683,000	1,725,369
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	1,869,000	2,037,457
Republic of Panama, 3.75%, 4/17/2026		$1,641,000	1,731,255
Republic of Panama, 3.16%, 1/23/2030		2,587,000	2,671,077
Republic of Panama, 4.3%, 4/29/2053		2,940,000	3,395,700
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	4,861,648
Republic of Paraguay, 5.6%, 3/13/2048 (n)		1,194,000	1,359,966
Republic of Paraguay, 5.6%, 3/13/2048		2,452,000	2,792,828
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,369,000	1,531,911
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,149,598
Republic of Senegal, 4.75%, 3/13/2028		1,153,000	1,316,244
Republic of Senegal, 6.25%, 5/23/2033		$3,517,000	3,605,628
Republic of Senegal, 6.75%, 3/13/2048		1,061,000	1,031,695
Republic of Serbia, 1.5%, 6/26/2029 (n)	EUR	1,531,000	1,712,509
Republic of South Africa, 4.85%, 9/27/2027		$1,734,000	1,771,281
Republic of South Africa, 4.85%, 9/30/2029		3,891,000	3,844,230
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		1,955,000	1,954,894
Republic of Sri Lanka, 6.125%, 6/03/2025		4,379,000	4,138,212
Republic of Sri Lanka, 7.55%, 3/28/2030		1,441,000	1,361,749
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,361,640
Republic of Turkey, 7.25%, 12/23/2023		1,967,000	2,119,443
Republic of Turkey, 5.75%, 3/22/2024		3,216,000	3,264,883
Republic of Turkey, 6.35%, 8/10/2024		1,635,000	1,694,099
Republic of Turkey, 5.6%, 11/14/2024		2,529,000	2,540,001
Republic of Turkey, 6%, 3/25/2027		5,625,000	5,594,760
Republic of Turkey, 5.125%, 2/17/2028		3,919,000	3,675,152
Republic of Turkey, 6.125%, 10/24/2028		3,758,000	3,738,646
Republic of Turkey, 6.875%, 3/17/2036		2,400,000	2,401,152
Republic of Turkey, 6.625%, 2/17/2045		3,039,000	2,887,050
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,986,440
Russian Federation, 4.25%, 6/23/2027		5,600,000	6,076,000
Russian Federation, 4.375%, 3/21/2029 (n)		7,800,000	8,580,780
Russian Federation, 4.375%, 3/21/2029		3,200,000	3,520,320
Russian Federation, 7.7%, 3/23/2033	RUB	111,335,000	1,906,919
Russian Federation, 5.1%, 3/28/2035 (n)		$3,400,000	4,003,704
Socialist Republic of Vietnam, 4.8%, 11/19/2024		2,602,000	2,836,386
State of Qatar, 4%, 3/14/2029 (n)		6,099,000	6,794,896
State of Qatar, 5.103%, 4/23/2048 (n)		5,813,000	7,440,640
State of Qatar, 5.103%, 4/23/2048		898,000	1,149,440
State of Qatar, 4.817%, 3/14/2049 (n)		1,236,000	1,527,758
State of Qatar, 4.817%, 3/14/2049		840,000	1,038,282
			$381,907,769
Energy - Independent – 0.1%
Afren PLC, 11.5%, 2/01/2020 (a)(d)(z)		$200,000	$164
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,224,208
			$2,224,372
Food & Beverages – 0.3%
BRF S.A., 4.875%, 1/24/2030 (n)		$3,609,000	$3,594,564
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		800,000	839,444
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,145,000	1,199,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Corporacion Lindley S.A., 6.75%, 11/23/2021	$1,010,000	$1,057,985
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)	1,796,000	1,890,290
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	1,304,000	1,444,180
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)	1,391,000	1,477,214
		$11,503,076
Forest & Paper Products – 0.1%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$1,278,000	$1,262,025
Suzano Austria GmbH, 6%, 1/15/2029	1,631,000	1,806,333
Suzano Austria GmbH, 5%, 1/15/2030	1,274,000	1,315,405
		$4,383,763
Industrial – 0.1%
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	$1,470,000	$1,547,175
GOHL Capital Ltd., 4.25%, 1/24/2027	2,052,000	2,138,385
		$3,685,560
International Market Sovereign – 0.1%
Government of Bermuda, 4.75%, 2/15/2029 (n)	$2,534,000	$2,850,750
Local Authorities – 0.1%
Province of Santa Fe, 6.9%, 11/01/2027	$2,012,000	$1,418,480
Provincia de Cordoba, 7.125%, 6/10/2021	3,653,000	2,575,365
		$3,993,845
Major Banks – 0.1%
Sovcombank PJSC via SovCom Capital DAC, 8%, 4/07/2030 (n)	$1,305,000	$1,347,987
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	829,000	851,640
		$2,199,627
Medical & Health Technology & Services – 0.1%
CommonSpirit Health, 2.76%, 10/01/2024	$1,608,000	$1,624,201
Montefiore Obligated Group, 5.246%, 11/01/2048	3,192,000	3,803,474
Rede D'Or Finance S.à r.l., 4.95%, 1/17/2028	668,000	678,020
		$6,105,695
Metals & Mining – 0.1%
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	$682,000	$454,382
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022	2,699,000	1,798,209
		$2,252,591
Midstream – 0.3%
Cosan Ltd., 5.5%, 9/20/2029 (n)	$2,427,000	$2,504,130
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	4,778,000	4,976,813
Peru LNG, 5.375%, 3/22/2030 (n)	3,644,000	3,534,680
		$11,015,623
Mortgage-Backed – 11.3%
Fannie Mae, 4.14%, 8/01/2020	$37,351	$37,473
Fannie Mae, 5.19%, 9/01/2020	78,433	79,025
Fannie Mae, 3.416%, 10/01/2020	255,392	258,363
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	5,971,484	6,567,271
Fannie Mae, 4.58%, 1/01/2021	150,780	151,945
Fannie Mae, 3.99%, 7/01/2021	240,338	246,078
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	293,556	333,225
Fannie Mae, 4.5%, 1/01/2023 - 8/01/2046	23,399,658	25,326,760
Fannie Mae, 2.152%, 1/25/2023	1,187,575	1,191,582
Fannie Mae, 2.41%, 5/01/2023	221,271	224,233
Fannie Mae, 2.55%, 5/01/2023	190,771	194,174

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.62%, 5/01/2023	$262,171	$267,431
Fannie Mae, 3.65%, 9/01/2023	775,483	816,060
Fannie Mae, 3.78%, 10/01/2023	456,014	484,924
Fannie Mae, 3.92%, 10/01/2023	987,000	1,057,562
Fannie Mae, 3%, 10/01/2024 - 11/01/2046	24,782,281	25,468,258
Fannie Mae, 3.5%, 5/25/2025 - 8/01/2047	56,464,515	58,944,292
Fannie Mae, 2.7%, 7/01/2025	680,000	701,481
Fannie Mae, 3.59%, 9/01/2026	358,328	388,313
Fannie Mae, 2.672%, 12/25/2026	3,827,000	3,929,777
Fannie Mae, 3.144%, 3/25/2028	2,027,000	2,134,557
Fannie Mae, 4%, 3/25/2028 - 11/01/2049	41,540,158	43,987,662
Fannie Mae, 4.01%, 1/01/2029	682,776	765,233
Fannie Mae, 4.96%, 6/01/2030	1,054,549	1,224,812
Fannie Mae, 3.5%, 12/25/2031 (i)	218,065	20,415
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	87,977	98,712
Fannie Mae, 3%, 2/25/2033 (i)	1,210,711	142,736
Fannie Mae, 5.5%, 5/01/2033 - 4/01/2040	5,643,769	6,333,135
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,648,340	2,630,173
Fannie Mae, TBA, 2.5%, 1/01/2034 - 12/01/2034	18,000,001	18,153,340
Fannie Mae, TBA, 3%, 2/01/2034 - 1/25/2049	12,850,601	13,128,658
Fannie Mae, TBA, 3.5%, 12/01/2034	4,475,000	4,636,869
Freddie Mac, 4.251%, 1/25/2020	94,542	94,446
Freddie Mac, 4.224%, 3/25/2020	211,349	211,499
Freddie Mac, 5%, 5/01/2020 - 6/01/2040	635,557	695,279
Freddie Mac, 3.808%, 8/25/2020	782,044	787,181
Freddie Mac, 3.034%, 10/25/2020	491,610	494,248
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	354,366	405,521
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,776,576
Freddie Mac, 2.637%, 1/25/2023	1,000,000	1,019,728
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,328,745
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,766,674
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,285,940	4,533,080
Freddie Mac, 3.06%, 7/25/2023	886,000	918,746
Freddie Mac, 3.458%, 8/25/2023	675,000	709,138
Freddie Mac, 1.016%, 4/25/2024 (i)	21,146,356	653,579
Freddie Mac, 0.735%, 7/25/2024 (i)	24,594,206	602,086
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,317,710
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,736,165
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	2,297,485	2,490,887
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,634,729
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,203,024
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,047,229
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,497,405
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,313,326
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,519,369	2,674,404
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,861,736
Freddie Mac, 2.673%, 3/25/2026	2,368,000	2,449,298
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	32,362,572	33,826,120
Freddie Mac, 0.713%, 7/25/2027 (i)	45,671,154	1,809,308
Freddie Mac, 0.567%, 8/25/2027 (i)	34,987,501	1,048,771
Freddie Mac, 0.427%, 1/25/2028 (i)	64,124,472	1,512,382
Freddie Mac, 0.434%, 1/25/2028 (i)	26,430,363	637,910
Freddie Mac, 0.269%, 2/25/2028 (i)	79,104,619	984,030
Freddie Mac, 2.5%, 3/15/2028 - 11/01/2031	748,693	759,293
Freddie Mac, 0.262%, 4/25/2028 (i)	50,724,391	590,691
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	30,470,708	31,293,506
Freddie Mac, 3.926%, 7/25/2028	2,527,000	2,837,227
Freddie Mac, 4.06%, 10/25/2028	5,197,000	5,904,211
Freddie Mac, 1.09%, 7/25/2029 (i)	8,121,831	731,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.27%, 8/25/2029 (i)	$14,310,000	$1,346,416
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	643,255	723,377
Freddie Mac, 5.5%, 2/15/2036 (i)	317,405	61,926
Freddie Mac, 6.5%, 5/01/2037	13,401	15,053
Freddie Mac, 4.5%, 12/15/2040 (i)	171,174	15,989
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	1,045,000	1,041,672
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	268,887	301,316
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2049	5,464,349	5,874,767
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	10,195,023	10,645,213
Ginnie Mae, 3.5%, 10/20/2041 (i)	560,632	56,703
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2049	17,668,305	18,445,050
Ginnie Mae, 4%, 8/16/2042 (i)	599,692	97,309
Ginnie Mae, 3%, 4/20/2045 - 10/20/2048	15,799,153	16,290,418
Ginnie Mae, 5%, 1/20/2049	1,427,608	1,501,897
Ginnie Mae, 5.87%, 4/20/2058	1,591	1,799
Ginnie Mae, 0.661%, 2/16/2059 (i)	3,068,557	175,909
Ginnie Mae, TBA, 4.5%, 12/15/2048	1,300,000	1,358,246
Ginnie Mae, TBA, 3%, 1/01/2049 - 12/01/2049	17,825,000	18,309,818
Ginnie Mae, TBA, 4%, 1/15/2049 - 12/15/2049	15,375,000	15,962,624
Ginnie Mae, TBA, 3.5%, 12/15/2049	6,400,000	6,614,544
		$451,921,849
Municipals – 0.3%
Chicago, IL, “B”, 7.375%, 1/01/2033	$1,093,000	$1,308,397
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	6,363,000	5,864,268
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,533,639
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	3,861,942
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	82,060
		$12,650,306
Natural Gas - Distribution – 0.1%
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)	$4,200,000	$3,990,000
Natural Gas - Pipeline – 0.0%
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)	$1,543,000	$1,541,928
Network & Telecom – 0.0%
C&W Senior Financing DAC, 7.5%, 10/15/2026 (n)	$1,212,000	$1,301,385
Oils – 0.0%
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)	$543,000	$705,789
Other Banks & Diversified Financials – 0.4%
Banco de Credito del Peru, 2.7%, 1/11/2025 (n)	$1,838,000	$1,828,810
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	3,433,000	3,457,779
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	1,645,000	1,694,350
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,620,961
Kazkommertsbank JSC, 5.5%, 12/21/2022	5,860,998	5,901,439
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)	1,379,000	1,418,991
		$15,922,330
Pollution Control – 0.1%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$1,617,000	$1,701,893
Aegea Finance S.à r.l., 5.75%, 10/10/2024	1,716,000	1,806,090
		$3,507,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.1%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	$1,232,016	$1,412,198
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	975,000	1,029,844
		$2,442,042
Restaurants – 0.0%
Starbucks Corp., 3.8%, 8/15/2025	$1,491,000	$1,605,699
Retailers – 0.0%
S.A.C.I. Falabella, 3.75%, 4/30/2023	$865,000	$878,651
Supermarkets – 0.1%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)	$1,028,000	$1,092,764
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	1,552,000	1,649,776
		$2,742,540
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$698,509
West African Development Bank, 4.7%, 10/22/2031 (n)	1,855,000	1,869,284
		$2,567,793
Telecommunications - Wireless – 0.1%
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	$1,846,000	$1,965,990
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,488,981
		$3,454,971
Tobacco – 0.0%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,508,000	$1,524,439
Transportation - Services – 0.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	$1,200,000	$1,290,012
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	1,600,000	1,714,064
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	2,508,000	2,689,830
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)	632,000	677,820
		$6,371,726
U.S. Government Agencies and Equivalents – 0.6%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$731,351
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,829,832
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,499,902
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,115,473
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	419,661
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,008,719
Small Business Administration, 6.34%, 5/01/2021	6,676	6,805
Small Business Administration, 6.07%, 3/01/2022	7,681	7,836
Small Business Administration, 5.16%, 2/01/2028	46,026	49,131
Small Business Administration, 2.21%, 2/01/2033	209,890	209,333
Small Business Administration, 2.22%, 3/01/2033	367,379	366,836
Small Business Administration, 3.15%, 7/01/2033	442,951	458,440
Small Business Administration, 3.16%, 8/01/2033	478,750	495,841
Small Business Administration, 3.62%, 9/01/2033	414,579	438,185
		$22,637,345
U.S. Treasury Obligations – 6.8%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$141,402
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,841,065
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,835,589
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	558,314
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	10,695,270
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	19,547,872

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$33,851,000	$35,769,664
U.S. Treasury Bonds, 2.875%, 11/15/2046	11,828,000	13,442,799
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,825,595
U.S. Treasury Notes, 1.75%, 11/30/2021	75,932,000	76,104,033
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,963,038
U.S. Treasury Notes, 2.5%, 8/15/2023	29,025,000	29,942,235
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,210,009
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,854,038
U.S. Treasury Notes, 2.875%, 7/31/2025	1,948,000	2,073,326
U.S. Treasury Notes, 2.625%, 12/31/2025	13,800,000	14,532,586
U.S. Treasury Notes, 1.875%, 7/31/2026	11,000,000	11,103,984
U.S. Treasury Notes, 2%, 11/15/2026	12,836,000	13,067,650
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	9,265,166
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	8,565,889
		$271,339,524
Utilities - Electric Power – 1.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,749,471
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	3,125,000	3,152,439
AES Gener S.A., 6.35%, 10/07/2079 (n)	1,885,000	1,882,191
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,157,845
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)	890,000	900,769
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	1,409,000	1,428,374
China Southern Power Grid International Finance Co. Ltd., 3.5%, 5/08/2027	998,000	1,048,923
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)	636,000	696,420
Empresa Electrica Cochrane S.p.A., 5.5%, 5/14/2027 (n)	1,084,000	1,100,260
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,094,807
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,244,968
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,939,862
Genneia S.A., 8.75%, 1/20/2022 (n)	1,250,000	831,250
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	901,000	928,039
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)	1,146,312	1,326,168
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	2,190,000	2,237,210
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	1,083,000	1,106,346
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,597,440
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,752,684
Transelec S.A., 4.25%, 1/14/2025	2,603,000	2,723,389
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,916,628
Transelec S.A., 3.875%, 1/12/2029	392,000	398,370
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	866,917
		$43,080,770
Total Bonds		$1,522,745,529
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	133,800	$4,627,465
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Danaher Corp., 4.75%	857	$977,614
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	67,302	$3,036,666
Total Convertible Preferred Stocks		$4,014,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 22.8%
Bond Funds – 16.6%
MFS High Yield Pooled Portfolio (v)	71,418,212	$662,761,007
Money Market Funds – 6.2%
MFS Institutional Money Market Portfolio, 1.73% (v)	249,118,735	$249,143,647
Total Investment Companies		$911,904,654

Other Assets, Less Liabilities – (2.9)%		(115,588,592)
Net Assets – 100.0%		$3,997,449,032
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $911,904,654 and $3,201,132,970, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $325,531,054, representing 8.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2020	11/20/15	$194,048	$164
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	7,477,000	USD	1,749,702	Barclays Bank PLC	2/04/2020	$9,109
IDR	47,534,147,000	USD	3,344,413	Barclays Bank PLC	1/31/2020	5,318
IDR	47,534,147,000	USD	3,365,964	JPMorgan Chase Bank N.A.	12/04/2019	3,779
THB	56,452,000	USD	1,854,351	JPMorgan Chase Bank N.A.	12/16/2019	13,840
TRY	14,810,000	USD	2,466,762	Merrill Lynch International	12/13/2019	102,131
USD	1,770,123	BRL	7,477,000	JPMorgan Chase Bank N.A.	12/03/2019	6,055
USD	2,165,942	COP	7,567,800,000	JPMorgan Chase Bank N.A.	12/05/2019	14,454
USD	2,434,554	EUR	2,193,000	State Street Bank Corp.	12/13/2019	16,859
USD	1,862,112	EUR	1,680,517	UBS AG	12/13/2019	9,409
USD	2,713,652	MYR	11,320,000	Barclays Bank PLC	12/03/2019	3,249
USD	34,034	RUB	2,203,099	Barclays Bank PLC	1/27/2020	44
USD	2,627,797	TWD	79,977,000	Barclays Bank PLC	12/19/2019	4,625
						$188,872
Liability Derivatives
BRL	7,477,000	USD	1,770,123	Barclays Bank PLC	12/03/2019	$(6,056)
BRL	7,477,000	USD	1,869,110	JPMorgan Chase Bank N.A.	12/03/2019	(105,042)
CLP	1,505,229,000	USD	1,932,258	Barclays Bank PLC	12/19/2019	(59,883)
COP	7,567,801,000	USD	2,239,496	Barclays Bank PLC	12/05/2019	(88,008)
EUR	1,741,000	USD	1,932,071	Deutsche Bank AG	12/13/2019	(12,689)
EUR	530,338	USD	592,811	Goldman Sachs International	12/13/2019	(8,134)
EUR	1,915,566	USD	2,141,272	Morgan Stanley Capital Services, Inc.	12/13/2019	(29,437)
INR	26,780,000	USD	375,018	JPMorgan Chase Bank N.A.	1/30/2020	(3,712)
MXN	34,803,000	USD	1,804,920	Goldman Sachs International	12/13/2019	(27,563)
MYR	22,156,470	USD	5,342,647	Barclays Bank PLC	12/03/2019	(37,614)
TRY	10,683,000	USD	1,857,627	Morgan Stanley Capital Services, Inc.	12/13/2019	(4,590)
USD	1,755,164	BRL	7,477,000	Barclays Bank PLC	12/03/2019	(8,903)
USD	19,700,256	EUR	17,899,885	Merrill Lynch International	12/13/2019	(33,652)
USD	1,645,336	EUR	1,493,000	Morgan Stanley Capital Services, Inc.	12/13/2019	(637)
USD	3,365,249	IDR	47,534,147,000	Barclays Bank PLC	12/04/2019	(4,494)
USD	8,866,599	IDR	126,535,226,200	JPMorgan Chase Bank N.A.	12/17/2019	(92,349)
USD	1,836,974	MXN	36,331,912	Goldman Sachs International	12/13/2019	(18,462)
USD	2,560,300	MYR	10,836,470	Barclays Bank PLC	12/03/2019	(34,329)
USD	2,498,267	TRY	14,810,000	JPMorgan Chase Bank N.A.	12/13/2019	(70,626)
						$(646,180)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	82	$9,755,437	March – 2020	$11,401
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	471	$60,928,266	March – 2020	$(182,581)
U.S. Treasury Note 2 yr	Long	USD	146	31,475,547	March – 2020	(13,224)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Long	USD	62	$8,817,562	March – 2020	$(33,629)
						$(229,434)
At November 30, 2019, the fund had cash collateral of $310,000 and other liquid securities with an aggregate value of $759,753 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,239,380,121	$—	$—	$1,239,380,121
Switzerland	72,244,971	—	—	72,244,971
Canada	71,349,715	515,444	—	71,865,159
Japan	59,602,670	—	—	59,602,670
Taiwan	37,515,800	—	—	37,515,800
United Kingdom	33,185,411	—	—	33,185,411
France	30,456,615	—	—	30,456,615
China	25,270,428	—	—	25,270,428
Germany	16,379,378	—	—	16,379,378
Other Countries	80,630,005	11,856,883	—	92,486,888
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	293,976,869	—	293,976,869
Non - U.S. Sovereign Debt	—	545,201,693	—	545,201,693
Municipal Bonds	—	12,650,306	—	12,650,306
U.S. Corporate Bonds	—	15,778,488	—	15,778,488
Residential Mortgage-Backed Securities	—	451,921,849	—	451,921,849
Commercial Mortgage-Backed Securities	—	26,157,682	—	26,157,682
Asset-Backed Securities (including CDOs)	—	21,017,194	—	21,017,194
Foreign Bonds	—	156,041,448	—	156,041,448
Mutual Funds	911,904,654	—	—	911,904,654
Total	$2,577,919,768	$1,535,117,856	$—	$4,113,037,624
Other Financial Instruments
Futures Contracts – Assets	$11,401	$—	$—	$11,401
Futures Contracts – Liabilities	(229,434)	—	—	(229,434)
Forward Foreign Currency Exchange Contracts – Assets	—	188,872	—	188,872
Forward Foreign Currency Exchange Contracts – Liabilities	—	(646,180)	—	(646,180)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$588,508,593	$66,498,707	$9,142,081	$(253,199)	$17,148,987	$662,761,007
MFS Institutional Money Market Portfolio	58,220,415	695,612,142	504,696,929	(4,490)	12,509	249,143,647
	$646,729,008	$762,110,849	$513,839,010	$(257,689)	$17,161,496	$911,904,654
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$25,920,673	$—
MFS Institutional Money Market Portfolio	1,806,363	—
	$27,727,036	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2019, are as follows:
United States	68.7%
Canada	2.6%
Switzerland	2.0%
Japan	1.5%
China	1.2%
United Kingdom	1.2%
Brazil	1.1%
Russia	1.1%
India	1.0%
Other Countries	19.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.